Shareholders' Equity - Non-employee Equity Awards, Restricted Shares (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonvested Restricted Stock Units Activity [Line Items]
Beginning of year	56,131
Awarded, Number	1,956
Vested, Number	(48,006)
End of year	10,081	56,131
Non-vested at beginning of year	$ 11.59
Awarded, Fair Value	$ 9.40	$ 12.48	$ 10.28
Vested, Fair Value	$ 11.77
Non-vested at end of year	$ 10.29	$ 11.59
Non Employee [Member]
Nonvested Restricted Stock Units Activity [Line Items]
Beginning of year	500
Awarded, Number	0	0	0
Vested, Number	(500)
End of year		500
Non-vested at beginning of year	$ 11.84
Awarded, Fair Value
Vested, Fair Value	$ 11.84
Non-vested at end of year		$ 11.84